Segment information	12 Months Ended
Dec. 31, 2020
Segment information [Abstract]
Segment information
Note 3 - Segment information

Operating Segments:

Since DHT’s business is limited to operating a fleet of crude oil tankers, management has organized and manages the entity as one segment based upon the service provided. The Company’s chief operating decision makers (“CODM”), being the Chief Executive Officers, review the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.

Entity-wide disclosures:

Information about major customers:

As of December 31, 2020, the Company had 27 vessels in operation of which 18 were on time charters and nine were vessels operating in the spot market.

For the period from January 1, 2020 to December 31, 2020, five customers represented $78,513 thousand, $57,777 thousand, $55,371 thousand, $53,711 thousand, and $37,670 thousand, respectively, of the Company’s revenues.

For the period from January 1, 2019 to December 31, 2019, five customers represented $84,067 thousand, $79,161 thousand, $73,629 thousand, $39,477 thousand, and $34,786 thousand, respectively, of the Company’s revenues.

For the period from January 1, 2018 to December 31, 2018, five customers represented $76,015 thousand, $38,408 thousand, $19,269 thousand, $18,692 thousand, and $18,679 thousand, respectively, of the Company’s revenues.